Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	37 Months Ended	42 Months Ended	48 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended		60 Months Ended		61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	70 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000260041
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RiverNorth Enhanced Pre-Merger SPAC ETF
C000260042
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RiverNorth Patriot ETF
C000260043
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Polen Dividend Income ETF
C000260044
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Active Yield ETF
C000260045
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Eagle Global Renewable Energy Income ETF
C000259963
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (April) ETF
C000259967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (August) ETF
C000259968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (December) ETF
C000259969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (February) ETF
C000259970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (January) ETF
C000259971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (July) ETF
C000259972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (June) ETF
C000259973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (March) ETF
C000259974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (May) ETF
C000259964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (November) ETF
C000259965
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (October) ETF
C000259966
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (September) ETF
C000260046
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Technology, AI & Deep Learning ETF
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%			3.05%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%				11.11%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%									14.67%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	21.77%
MSCI World Net Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%		19.71%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%							13.78%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%												14.42%					16.32%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%												14.42%	15.02%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%										14.91%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%											14.42%	14.42%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%												14.42%						17.21%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%					12.84%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%								14.52%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						12.78%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%												14.42%		17.08%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%												14.42%			16.20%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%												14.42%				15.09%
NASDAQ Composite Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%												13.35%							19.54%
RiverNorth Enhanced Pre-Merger SPAC ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	10.18%			6.72%
RiverNorth Patriot ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.48%				5.13%
Polen Dividend Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	16.63%									11.46%
TrueShares Active Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.32%)	(1.68%)
TrueShares Eagle Global Renewable Energy Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	36.19%		5.95%
TrueShares Structured Outcome (April) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%							11.02%
TrueShares Structured Outcome (August) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	13.02%												11.13%					12.48%
TrueShares Structured Outcome (December) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	12.32%												11.56%	11.74%
TrueShares Structured Outcome (February) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	12.74%										11.69%
TrueShares Structured Outcome (January) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%											11.24%	11.24%
TrueShares Structured Outcome (July) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	12.95%												11.53%						13.58%
TrueShares Structured Outcome (June) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	12.55%					9.00%
TrueShares Structured Outcome (March) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%								10.74%
TrueShares Structured Outcome (May) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%						8.59%
TrueShares Structured Outcome (November) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	12.93%												11.78%		13.54%
TrueShares Structured Outcome (October) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	12.68%												11.34%			12.57%
TrueShares Structured Outcome (September) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%												11.85%				12.38%
TrueShares Technology, AI & Deep Learning ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%												0.04%							11.70%